Fees Summary	Nov. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 732,000.00
Total Fee Amount	63.68
Total Offset Amount	0.00
Net Fee	$ 63.68
Offering Table N/A
Offset Table N/A	N/A